Loans - Activity in the allowance for loan losses by portfolio segment (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2024
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of year	$ 2,195,050
Charge-offs	(136,753)
Recoveries	100,293
Balance at end of year	2,158,590
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Collectively evaluated for impairment	2,158,590
Loans and Leases Receivable, Allowance	2,158,590
Loans - Individually evaluated for impairment	117,103	$ 0
Loans - Collectively evaluated for impairment	199,818,743
Loans and Leases Receivable, Gross	199,935,846
Consumer
Allowance for Loan and Lease Losses [Roll Forward]
Balance at end of year	2,000
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Loans and Leases Receivable, Allowance	2,000
Commercial real estate | Commercial real estate
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of year	1,591,644
Charge-offs	(136,753)
Recoveries	98,084
Provision for Credit Losses	356,496
Balance at end of year	1,196,479
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Collectively evaluated for impairment	1,196,479
Loans and Leases Receivable, Allowance	1,196,479
Loans - Collectively evaluated for impairment	84,580,946
Loans and Leases Receivable, Gross	84,580,946
Commercial | Commercial and industrial
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of year	32,701
Provision for Credit Losses	14,990
Balance at end of year	17,711
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Collectively evaluated for impairment	17,711
Loans and Leases Receivable, Allowance	17,711
Loans - Collectively evaluated for impairment	6,878,209
Loans and Leases Receivable, Gross	6,878,209
Commercial | Construction
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of year	55,029
Provision for Credit Losses	48,727
Balance at end of year	6,302
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Collectively evaluated for impairment	6,302
Loans and Leases Receivable, Allowance	6,302
Loans - Collectively evaluated for impairment	1,905,255
Loans and Leases Receivable, Gross	1,905,255
Residential | One-to-four-family residential
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of year	263,951
Provision for Credit Losses	57,180
Balance at end of year	206,771
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Collectively evaluated for impairment	206,771
Loans and Leases Receivable, Allowance	206,771
Loans - Individually evaluated for impairment	117,103
Loans - Collectively evaluated for impairment	59,445,715
Loans and Leases Receivable, Gross	59,562,818
Residential | Multi-family real estate
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of year	233,371
Provision for Credit Losses	(132,030)
Balance at end of year	365,401
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Collectively evaluated for impairment	365,401
Loans and Leases Receivable, Allowance	365,401
Loans - Collectively evaluated for impairment	44,183,871
Loans and Leases Receivable, Gross	44,183,871
Consumer Loans
Allowance for Loan and Lease Losses [Roll Forward]
Balance at end of year	2,000
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Loans and Leases Receivable, Allowance	2,000
Consumer Loans | Consumer
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of year	601
Recoveries	2,209
Provision for Credit Losses	2,157
Balance at end of year	653
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Collectively evaluated for impairment	653
Loans and Leases Receivable, Allowance	653
Loans - Collectively evaluated for impairment	2,824,747
Loans and Leases Receivable, Gross	2,824,747
Unallocated
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of year	17,753
Provision for Credit Losses	(347,520)
Balance at end of year	365,273
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Collectively evaluated for impairment	365,273
Loans and Leases Receivable, Allowance	$ 365,273